Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Net Change in Operating Assets and Liabilities [Abstract]
Trade and other receivables	$ 4,901	$ 104,991
Financial assets	410	(5,686)
Other assets	3,827	(8,105)
Trade and other payables	(9,672)	(13,750)
Financial liabilities	(288)	544
Other liabilities	(8,401)	30,853
Operating assets and liabilities	$ (9,223)	$ 108,847